Balances and Transactions with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of balances with related parties [Abstract]
Trade receivable	$ 1,295	$ 1,429
Other accounts payables	$ 101	$ 129